Nota 17 - Investment in Joint Ventures and Associates - Most Significant Investment in Joint Ventures and Associates (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PSA Finance Arg Cia Financiera SA Member
Most Significant Investment in Joint Ventures and Associates LineItems
Assets of Joint Ventures and Associates	$ 4,109,138,000	$ 6,710,630,000
Liabilities of Joint Ventures and Associates	3,232,242,000	5,624,032,000
Profit of Joint Ventures and Associates	149,307,000	303,796,000
Equity of Joint Ventures and Associates	$ 876,896,000	$ 1,086,598,000
Ownership Interest	50.00%	50.00%
Rombo Cia Financiera SA Member
Most Significant Investment in Joint Ventures and Associates LineItems
Assets of Joint Ventures and Associates	$ 9,020,095,000	$ 12,049,566,000
Liabilities of Joint Ventures and Associates	7,748,790,000	10,478,936,000
Profit of Joint Ventures and Associates	66,967,000	309,452,000
Equity of Joint Ventures and Associates	$ 1,271,305,000	$ 1,570,630,000
Ownership Interest	40.00%	40.00%
Volkswagen Financial Services Cia Financiera SA Member
Most Significant Investment in Joint Ventures and Associates LineItems
Assets of Joint Ventures and Associates	$ 8,046,175,000
Liabilities of Joint Ventures and Associates	6,792,061,000
Profit of Joint Ventures and Associates	246,576,000
Equity of Joint Ventures and Associates	$ 1,254,114,000
Ownership Interest	51.00%